7. OPTIONS AND WARRANTS	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
7. OPTIONS AND WARRANTS

The Company has not granted any options since inception. The Company has granted approximately 4,958,000 warrants (after adjustment) in connection with convertible debentures, or which 333,333 have been exercised. For further discussion see Note 5.